Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation Depletion and Amortization (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproven oil and gas properties	$ 26,130,404	$ 26,092,038
Lease and acquisition costs	155,073
Development and exploration costs	2,550	38,366
Oil and Gas Property, Full Cost Method, Gross, Total	26,288,027	26,130,404
Impairment and depletion, depreciation and amortization
Oil and gas properties, net	$ 26,288,027	$ 26,130,404